DEBT AND CREDIT SOURCES	12 Months Ended
Jan. 01, 2023
Debt Disclosure [Abstract]
DEBT AND CREDIT SOURCES	DEBT AND CREDIT SOURCES
Green Convertible Notes
On July 17, 2020, Maxeon issued $200.0 million aggregate principal amount of its 6.5% Green Convertible Senior Notes due 2025 (“Green Convertible Notes”), if not earlier repurchased or converted. The Green Convertible Notes are senior, unsecured obligations of Maxeon and will accrue regular interest at a rate of 6.5% per annum, payable semi-annually in arrears on January 15 and July 15 of each year, beginning on January 15, 2021. Upon satisfaction of the relevant conditions, the Green Convertible Notes will be convertible into Maxeon shares at an initial conversion price of $18.19 per share and an initial conversion rate of 54.9611 Maxeon shares per $1,000 principal amount of Green Convertible Notes. The conversion rate and conversion price will be subjected to adjustment in specified circumstances. We will settle conversions by paying or delivering, as applicable, cash, Maxeon shares or a combination of cash and Maxeon shares, at our election. The Green Convertible Notes will be also redeemable, in whole or in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option at any time, and from time to time, on or after July 17, 2023 and on or before the 60th scheduled trading day immediately before the maturity date, but only if the last reported sale price per ordinary share of Maxeon exceeds 130% of the conversion price for a specified period of time. In addition, the Green Convertible Notes will be redeemable, in whole and not in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option in connection with certain changes in tax law. Upon the occurrence of a fundamental change (as defined in the Indenture), noteholders may require Maxeon to repurchase their Green Convertible Notes for cash. The repurchase price will be equal to the principal amount of the Green Convertible Notes to be repurchased, plus accrued and unpaid interest, if any, to, but excluding, the applicable repurchase date.
Prior to the adoption of ASU 2020-06, the Green Convertible Notes was classified as a financial instrument that had both an equity and liability component. The liability component was recorded at fair value on initial recognition with the residual accounted for in equity. Subsequently, the liability portion was recorded at amortized cost. As a result of adopting ASU 2020-06, the Company made certain adjustments to its accounting for the Green Convertible Notes. The adoption of ASU 2020-06 eliminated the bifurcation of the liability and equity components of the Green Convertible Notes into a single liability instrument. As a result of the adoption, the carrying amount of the Green Convertible Notes increased by $42.1 million to $187.8 million as of January 3, 2022. Additional paid-in-capital was reduced by $52.2 million and $10.1 million cumulative effect of adoption was recognized to the opening balance of accumulated deficit as of January 3, 2022.
As at January 1, 2023 and January 2, 2022, the net carrying amount of the Green Convertible Notes was $191.3 million and $145.8 million respectively, recorded in “Convertible debt” on the Consolidated Balance Sheets. The fair value of the Green Convertible Notes was $218.6 million and $218.5 million respectively, determined using Level 2 inputs based on market prices as reported by an independent pricing source and the face value of the debt is $200.0 million.
As of January 1, 2023 and January 2, 2022, included in the net carrying amount of the Green Convertible Notes is the unamortized debt issuance cost of $8.7 million, to be amortized over a term of the note until 2025.
As of January 2, 2022, the net carrying amount of the equity component was $52.2 million, recorded in “Additional paid-in capital” in the Condensed Consolidated Balance Sheets. Included in the net carrying amount of the Green Convertible Notes as of January 2, 2022 was the unamortized discount of $45.5 million to be amortized over the term of the Green Convertible Notes until 2025, based on an effective interest rate of 15.7%. Following the adoption of ASU 2020-06, both components had been eliminated.
For fiscal year 2022 and 2021, the total interest expense arising from the convertible note that is recorded in the Consolidated and Combined Statements of Operation is $16.4 million and $23.7 million respectively. Included in the total interest expense are the coupon interest of $13.0 million for both fiscal year 2022 and 2021. The amortization of debt issuance costs and debt discount is $3.4 million and $10.7 million for fiscal year 2022 and 2021, respectively.

As at January 1, 2023 , the if-converted value of the Green Convertible Notes is below the outstanding principal amount by $23.5 million while as at January 2, 2022 , the if-converted value is below the outstanding principal amount by $47.2 million.

Physical Delivery Forward
On July 17, 2020 and in connection with the issuance of the Green Convertible Notes, the Company entered into a privately negotiated forward-starting physical delivery forward transaction (the “Physical Delivery Forward”) with Merrill Lynch International (the “Physical Delivery Forward Counterparty”), with respect to approximately $60.0 million worth of ordinary shares (the “Physical Delivery Maxeon Shares”), pursuant to which the Physical Delivery Forward Counterparty agreed to deliver the Physical Delivery Maxeon Shares to Maxeon or a third-party trustee designated by Maxeon for no consideration at or around the maturity of the Green Convertible Notes subject to the conditions set forth in the agreements governing the Physical Delivery Forward. The Physical Delivery Forward became effective on the first day of the 15 consecutive trading days commencing on September 9, 2020 and ended on September 29, 2020 (the “Note Valuation Period”).

The Company filed a registration statement on Form F-3 with the SEC on September 2, 2020. On September 9, 2020, Maxeon filed a final prospectus supplement related to the offering of up to $60.0 million of its ordinary shares in connection with the Physical Delivery Forward. Up to Note Valuation date on September 29, 2020, we issued and sold $58.5 million out of the approximately $60.0 million worth of shares in the Physical Delivery Forward, representing 3.8 million shares issued with the weighted average underwritten price of $15.40. The related shares are excluded from both basic and diluted loss per share calculation as this is an own share lending arrangement. During the Note Valuation Period, the Physical Delivery Forward was a liability classified financial instrument that is remeasured to fair value as it represents a net cash settled provision that is akin to an obligation to repurchase the Company's stock. At the end of the Note Valuation Period, the carrying amount of the Physical Delivery Forward was $64.1 million and a gain of $8.5 million was recorded in Other (expense) income, net in the Consolidated and Combined Statements of Operations. The fair value of the Physical Delivery Forward was affected by the Company’s share price and other factors impacting the valuation model. This was subsequently reclassified to equity after remeasurement, at the end of the Note Valuation Period, and thereafter will not be subsequently remeasured.

Prepaid Forward
On July 17, 2020 and in connection with the issuance of the Green Convertible Notes, Maxeon entered into a privately negotiated forward-starting forward share purchase transaction (the “Prepaid Forward”) with Merrill Lynch International (the “Prepaid Forward Counterparty”), pursuant to which Maxeon will repurchase approximately $40.0 million worth of ordinary shares, subject to the conditions set forth therein, including receipt of required shareholder approvals on an annual basis.
The Prepaid Forward became effective on the first day of the Note Valuation Period. The number of ordinary shares of Maxeon to be repurchased under the Prepaid Forward is determined based on the arithmetic average of the volume-weighted average prices per ordinary share of Maxeon over the Note Valuation Period, subject to a floor price and subject under Singapore law to a limit in aggregate of no more than 20% of the total number of ordinary shares in Maxeon’s capital as of the date of the annual shareholder repurchase approval (calculated together with the number of ordinary shares to be repurchased in connection with the Physical Delivery Forward), and Maxeon will prepay the purchase price for the Prepaid Forward in cash using a portion of the net proceeds from the sale of the Green Convertible Notes. Under the terms of the Prepaid Forward, the Prepaid Forward Counterparty will be obligated to deliver the number of ordinary shares of Maxeon underlying the transaction to Maxeon which is 2.5 million shares, or pay cash to the extent Maxeon fails to provide to Prepaid Forward Counterparty evidence of a valid shareholder authorization, on or shortly after the maturity date of the Green Convertible Notes, subject to the ability of the Prepaid Forward Counterparty to elect to settle all or a portion of the transaction early.
The Prepaid Forward is classified as an asset and remeasured to fair value at the end of each reporting period, with changes in fair value booked in earnings as the contract includes provisions that could require cash settlement. As of January 1, 2023 and January 2, 2022, the carrying amount of the Prepaid Forward is $35.7 million and $32.3 million respectively, and is recognized as “Other long-term assets” in the Consolidated Balance Sheets. The remeasurement to fair value for fiscal year 2022 and 2021 was a gain of $3.4 million and a loss of $34.5 million respectively, recorded as Other (expense) income, net in the Consolidated and Combined Statements of Operations. The fair value of the Prepaid Forward is affected by the Company’s share price and other factors impacting the valuation model.
2027 Convertible Notes
On August 17, 2022, Maxeon completed its sale of $207.0 million aggregate principal amount of 7.5% first lien senior secured convertible notes due 2027 (“2027 Notes”) to TZE SG at a purchase price equivalent to97% of the principal amount of the 2027 Notes. The 2027 Notes will accrue regular interest at a rate of 7.5% per annum, payable semi-annually in arrears on February 17 and August 17 of each year, beginning on February 17, 2023. Payment of interest will take the following forms: (a) the initial 3.5% of the total 7.5% interest payable on an interest payment date shall be paid in cash and (b) the remaining 4.0% of interest payable on such interest payment date may be paid, at the Company’s election, (i) in cash, (ii) by increasing the principal amount of the outstanding 2027 Notes or by issuing additional 2027 Notes in a corresponding amount (the “PIK Notes”), in accordance with the terms and conditions of the Indenture, (iii) if subject to certain conditions, in ordinary shares of the Company (the “Shares”), and/or (iv) a combination of any two or more forms of payment as described in (i) through (iii). The payment of principal and interest are jointly and severally unconditionally guaranteed, on a senior secured basis, by certain subsidiaries of the Company.
From and after August 17, 2022 until the fifth scheduled trading day immediately preceding August 17, 2027, the holder of 2027 Notes may, at its option, convert its 2027 Notes at an initial conversion price of $23.13 per ordinary shares and an initial conversion rate of 43.2301 ordinary shares for $1,000 principal amount of 2027 Notes, in accordance with the terms and conditions of the indenture dated August 17, 2022 (the "Indenture"). The conversion rate and conversion price will be subjected to adjustment in specified circumstances. The Company can elect to settle the conversions by paying or delivering, as applicable, cash, ordinary shares of the Company or a combination of cash and ordinary shares of Maxeon. The 2027 Notes will be also redeemable, in whole or in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option at any time, and from time to time, on or after August 17, 2024, if the closing sale price per Share exceeds 130% of the Conversion Price then in effect on at least 20 trading days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the date of the redemption notice. In addition, the 2027 Notes will be redeemable, in whole and not in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option in connection with certain changes in tax law. Upon the occurrence of a fundamental change (as defined in the Indenture), noteholders may require Maxeon to repurchase their 2027 Notes for cash. The repurchase price will be equal to the principal amount of the 2027 Notes to be repurchased, plus accrued and unpaid interest, if any, to, but excluding, the applicable repurchase date.
As at January 1, 2023, the net carrying amount of the 2027 Notes was $187.3 million, recorded in “Convertible debt” on the Consolidated Balance Sheets. The fair value of the 2027 Notes was $199.5 million, determined using
Level 2 inputs based on market prices as reported by an independent pricing source and the face value of the debt is $207.0 million. As of January 1, 2023, the unamortized debt issuance cost and debt discount is $19.7 million. For fiscal year 2022, the total interest expense arising from the 2027 Notes that is recorded in the Consolidated and Combined Statements of Operation is $7.1 million. As of January 1, 2023, the if-converted value of the 2027 Notes is below the outstanding principal amount by $63.3 million.
As at January 1, 2023, the Company has pledged certain assets as collaterals for the 2027 Notes. The carrying amount of the assets pledged as collaterals is $2,447 million (inclusive of intercompany balances not reflected on the consolidated balance sheet). The collaterals includes pledges of the shares of (or other ownership of equity interests in) certain subsidiaries and certain other material assets (including intellectual properties) to the extent the pledges are not restricted under existing regulations, law or contractual obligations.
Other Debt and Credit Sources
In June 2018, SunPower entered into a Revolving Credit agreement which entitles us to an uncommitted, on demand import and export combined financing of $50.0 million through Standard Chartered Bank Malaysia Berhad at a 1.5% per annum over LIBOR interest rate over a maximum financing tenor of 90 days. The interest rate for the Revolving Credit agreement was updated to 1.5% per annum over SOFR interest rate over a maximum financing tenor of 90 days in August 2022. As at January 1, 2023 and January 2, 2022, the outstanding amount and face value of this outstanding debt was $50.0 million and $24.7 million respectively. The total amount is recorded in “Short-term debt” on the Consolidated Balance Sheets and matures in fiscal year 2023 and 2022 respectively. During the fiscal years 2022 and 2021, the Company recorded interest expense of $1.6 million and $0.5 million, respectively, related to this debt, which is reported as interest expense on the Consolidated and Combined Statements of Operations.
Certain of our subsidiaries had debt facilities with a syndicate of lenders entered on July 14, 2020 which were terminated and the availability period of the draw down expired in fiscal year 2021. In connection with the expiration and termination of these debt facilities, a loss on extinguishment of debt of $5.1 million was recognized. The charge to earnings from the debt issuance cost was $2.6 million and $1.7 million for fiscal year 2021 and 2020 respectively, which is reported as “Interest expense” on the Consolidated and Combined Statements of Operations.